            [PHOTO OMITTED]

            Semiannual Report March 31, 2000

Oppenheimer

Limited-Term Government Fund

[LOGO]	OppenheimerFunds® The Right Way to Invest

CONTENTS

President's Letter

An Interview with Your Fund's Managers

Financial Statements

Officers and Trustees

REPORT HIGHLIGHTS

Although the period was characterized by a rising interest rate environment, we were able to keep the Fund's actual interest rate risk lower than normal to help protect the value of the portfolio.

In anticipation of a higher interest-rate environment, we are maintaining our income-oriented investment style with a mix of higher-yielding mortgage products as well as Treasuries.

Mortgage-backed securities performed markedly well during the third quarter of 1999.

========================
Cumulative Total Returns

For the 6-Month Period
Ended 3/31/00 *

Class A
Without     With
Sales Chg.  Sales Chg.
------------------------
1.60%       -1.96%

Class B
Without     With
Sales Chg.  Sales Chg.
------------------------
1.31%       -2.64%

Class C
Without     With
Sales Chg.  Sales Chg.
------------------------
1.21%       0.22%

Class Y
Without     With
Sales Chg.  Sales Chg.
------------------------
1.79%       1.79%
========================

* See Notes, page 7, for further details.

PRESIDENT'S LETTER

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James C. Swain
Chairman
Oppenheimer
Limited-Term
Government Fund

[PHOTO OMITTED]

Bridget A. Macaskill
President
Oppenheimer
Limited-Term
Government Fund

Dear Shareholder,

For many years, we have encouraged investors to consider whether they could tolerate more risk in their long-term investments by participating in the stock market, which has historically provided higher long-term returns than any other asset class. Today, however, we have a very different concern: some investors may be assuming too much risk by concentrating their investments in just a handful of stocks or sectors or by "chasing performance."

Alan Greenspan, the Chairman of the Federal Reserve Board, has stated his view that the recent spectacular returns of some sectors of the market are partly responsible for pushing our economy to growth rates that could lead to higher inflation. The dramatic rise in the prices of a narrow segment of the market has created enormous wealth for some investors. In turn, those investors are spending at a rate that the Fed believes may threaten the healthy growth of our economy.

That's why the Fed has been raising interest rates steadily and decisively over the past year. By making borrowing more expensive, the Fed is attempting to slow economic growth. It is a precarious balancing act: too much tightening creates the risk of recession, while too little opens the door to inflation.

The implications are clear: investors must be prepared for near-term market volatility. In the bond market, higher interest rates usually lead to lower bond prices. In the stock market, slower economic growth could reduce corporate earnings and put downward pressure on stock prices. Highly valued stocks may be particularly vulnerable to a correction. The Securities and Exchange Commission Chairman, Arthur Levitt, has cautioned investors against the expectation that the types of returns seen in the recent bull market will last forever. We agree.

Because of the prospect of continued market volatility, we encourage you to consider diversifying your investments. Indeed, diversification may help you mitigate the effects of sharp declines in any one area. It may also help you better position your portfolio to seek greater returns over the long run.

While "new economy" stocks have risen since our last report to you, many "old economy" stocks are selling at unusually low prices. In the bond market, higher interest rates over the short term may reduce inflation concerns, which should be beneficial over the long term. By buying out-of-favor investments, you may be able to profit when and if they return to favor in the future. Of course, there is no assurance that value investing will return to favor in the market, but it may be a diversification strategy to consider for part of your portfolio.

What specific investments should you consider today so that you are prepared for tomorrow? The answer depends on your individual investing goals, risk tolerance and financial circumstances. We urge you to talk with your financial advisor about ways to diversify your portfolio. This may include considering global diversification as part of your strategy. While investing abroad has special risks, such as the effects of foreign currency fluctuation, it also offers opportunities to participate in global economic growth and to hedge against the volatility in U.S. markets.

We thank you for your continued confidence in OppenheimerFunds, The Right Way to Invest.

Sincerely,

/s/ James C. Swain

James C. Swain
April 24, 2000

/s/ Bridget A. Macaskill

Bridget A. Macaskill

AN INTERVIEW WITH YOUR FUND'S MANAGERS

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Portfolio Management
Team (l to r)
John Kowalik
Leslie Falconio
Gina Palmieri

Q. How did Oppenheimer Limited-Term Government Fund perform during the six-month period that ended March 31, 2000?

A. We were pleased that the Fund was able to deliver attractive income to investors during the period. The thirty-day standardized yield ended March 31, 2000, was 6.01% for Class A shares.1 Although the period was characterized by a rising interest rate environment, which caused bond prices to drop, we were able to keep the Fund's actual interest rate risk lower than normal to help protect the value of the portfolio.

1.  Standardized yield is based on net investment income for the 30-day period ended March 31, 2000. Falling share prices will tend to artificially raise yields.

What events characterized the bond market?

As the domestic economy continued to expand, and foreign economies rebounded from the global economic crisis that marked 1998, the Federal Reserve grew increasingly uneasy about inflationary pressures.

Citing concerns about the economy's ability to sustain its growth, the Fed raised interest rates twice in the second half of 1999—once in August and again in November. November marked the third rate increase for the year. The markets reacted calmly to the August increase, as it was widely anticipated. However, November's increase was more of a surprise and caused overall rate levels to rise. Bond prices dropped, hitting new lows in December.

At the end of January 2000, the federal government announced it would buy back long-term Treasury debt since the federal budget was in surplus. Prior to that announcement, the government limited 30-year bond issuance to only once a year, which meant long-term bonds were already in short supply. These two factors combined to create even higher demand for longer-term assets, pushing price up and yield down. As a result, long-term bonds actually outperformed shorter-term issues.

"Two key elements help
us to seek consistently
good returns for
shareholders: in-depth
proprietary research
and extensive risk
management systems."

How did you position the portfolio during the period?

To control interest rate risk, we kept the portfolio's duration (a measure of sensitivity to interest rate changes) fairly short. This helped protect the portfolio from a severe drop in value. As time went on, we used different strategies to maintain a short duration while selecting assets with both short and long-term maturities.

Toward the end of 1999, we shifted some of the portfolio's short- and medium-maturity Treasuries into 30-year bonds to benefit from the increase in the long bond's value that we anticipated from the government's buy-back program. Since then, long-term Treasury issues have performed particularly well for the Fund.

Were there other investments that did well for the portfolio?

In general, we allocate part of the portfolio to "spread products" such as mortgage-backed securities (MBSs) since they provide extra yield above Treasuries without substantial volatility.

Up until August 1999, just before the beginning of this period, MBSs were underperforming relative to Treasuries, so we invested more heavily in Treasuries. Gradually, however, we noticed that MBSs were demonstrating positive performance relative to Treasuries. Because we hoped this would contribute to the Fund's continued success, in September we began increasing our position in MBSs. We substantially added to our position in November and December and were rewarded for our efforts.

Were there areas that did not perform as well for the Fund?

The Federal Reserve's decision to raise interest rates, coupled with the strong economy, benefited long-term Treasuries, but was not as kind to short- and intermediate-term Treasuries. Because we seek an intermediate average portfolio maturity, we do have exposure to those areas. However, we attempted to mitigate the impact on intermediate-term bonds by reallocating some of our assets to longer-term Treasuries while maintaining an intermediate average portfolio maturity.

What is your outlook for the economy and the Fund in the coming months?

The economy remained strong through the end of 1999, in spite of Y2K concerns, and actually accelerated going into first quarter. However, there are a few signs that inflation may creep back. In particular, the Federal Reserve seems concerned that if world economies grow too quickly while the U.S. economy continues to expand, it could trigger inflation. Against this backdrop, we expect the Federal Reserve will maintain its gradual approach to raising interest rates over the next several months.

================================
Average Annual Total Returns
For the Periods Ended 3/31/00(2)

Class A
1-year     5-year     10-year
--------------------------------
-0.91%     5.07%      6.73%

Class B               Since
1-year     5-year     Inception
--------------------------------
-1.96%     4.87%      4.64%

Class C               Since
1-year     5-year     Inception
--------------------------------
0.94%      4.99%      5.23%

Class Y               Since
1-year     5-year     Inception
--------------------------------
3.06%      N/A        4.71%
================================

Because of ongoing market volatility, the Fund's returns may fluctuate and may be less than the results shown.

2.  See notes on page 7 for further details.

In anticipation of a higher interest-rate environment, we are maintaining our income-oriented investment style with a mix of higher-yielding mortgage products as well as Treasuries. Over the long term this disciplined approach, combined with our proprietary research and risk management systems, has helped us provide consistently good returns for our shareholders. It's what makes Oppenheimer Limited-Term Government Fund an important part of The Right Way To Invest.

Top Five Holdings by Issuer(5)
----------------------------------------------------------
U.S. Treasury                                        40.3%
----------------------------------------------------------
Federal National Mortgage Assn.                      22.0
----------------------------------------------------------
Federal Home Loan Mortgage Corp.                     13.5
----------------------------------------------------------
Treasury Repurchase                                  12.6
----------------------------------------------------------
Gov't National Mortgage Assn.                        11.2

--------------------------------------------------------------------------
                            [GRAPHIC OMITTED]

[The following table was depicted as a pie chart in the printed material.]

Credit Allocation(3)

U.S. Treasury                                        40.7%
U.S. Agency                                          46.7
Other Securities                                     12.6
--------------------------------------------------------------------------

----------------------------------------------------------
Standardized Yields(4)
For the 30 Days Ended 3/31/00
----------------------------------------------------------
Class A                                              6.01%
----------------------------------------------------------
Class B                                              5.47
----------------------------------------------------------
Class C                                              5.48
----------------------------------------------------------
Class Y                                              6.58
----------------------------------------------------------

3.  Portfolio data is subject to change. Percentages are as of March 31, 2000, are subject to change, and are dollar-weighted based on total market value of investments. The Fund may invest in securities of any maturity, including those issued by federally chartered mortgage companies whose interest and principal repayments are not guaranteed by the U.S. government. U.S. Treasury securities are not rated but are deemed to have the highest rating equivalency.

4.  Standardized yield is based on net investment income for the 30-day period ended March 31, 2000. Falling share prices will tend to artificially raise yields.

5.  Portfolio data is subject to change. Percentages are as of March 31, 2000, and are based on total market value of investments.

NOTES

In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For quarterly updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns and yields shown do not reflect the effects of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Class A shares were first publicly offered on 3/10/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%. The Fund's maximum sales charge for Class A shares was lower prior to 2/23/94, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year). Because Class B shares convert to Class A shares 72 months after purchase, the "life-of-class" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 2/1/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

STATEMENT OF INVESTMENTS March 31, 2000 / Unaudited

                                                      Principal       Market Value
                                                        Amount         See Note 1
==================================================================================
Mortgage-Backed Obligations--51.0%
----------------------------------------------------------------------------------
Government Agency--51.0%
----------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--38.8%
Federal Home Loan Mortgage Corp., 8%, 5/15/27(1)      $15,000,000   $   15,058,650
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates:
Series 151, Cl. F, 9%, 5/15/21                          1,245,522        1,288,331
Series 1451, Cl. G, 7%, 9/15/06                         1,544,982        1,542,078
Series 1541, Cl. H, 7%, 10/15/22                        6,500,000        6,394,375
Series 1561, Cl. H, 6.50%, 5/15/08                     10,000,000        9,771,800
Series 1625, Cl. G, 5.75%, 1/15/08                      5,000,000        4,900,000
Series 1673, Cl. H, 6%, 11/15/22                        5,000,000        4,700,000
Series 1702-A, Cl. PD, 6.50%, 4/15/22                   6,250,000        6,072,250
Series 1727, Cl. H, 6.50%, 8/15/23                     10,000,000        9,568,700
Series 2072, Cl. PN, 5.75%, 7/15/24                     5,500,000        5,102,969
Series 2081, Cl. PB, 6.25%, 6/15/24                     5,000,000        4,750,000
Series 2132, Cl. GA, 6.15%, 2/15/27                     3,644,565        3,460,041
Series 2149, Cl. EA, 6.50%, 9/15/26                     4,323,560        4,193,854
Series 2199, Cl. PH, 7%, 12/15/28                      10,000,000        9,768,700
Series 2219, Cl. PH, 6.50%, 3/15/27                    10,000,000        9,625,000
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd
Multiclass Mtg. Participation Certificates:
9.25%, 11/1/08                                            237,987          243,121
10%, 12/25/10-8/1/21                                    4,097,189        4,324,749
11.50%, 2/1/16-6/1/20                                   1,072,767        1,177,438
11.75%, 1/1/16-4/1/19                                     971,718        1,069,810
12.50%, 7/1/19                                          1,284,402        1,449,970
13%, 8/1/15                                             1,613,100        1,843,723
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed Securities:
Series 164, Cl. A, 6.93%, 3/1/24(2)                     9,518,748        3,182,832
Series 176, Cl. IO, 12.03%, 6/1/26(2)                   7,319,362        2,269,574
Series 192, Cl. IO, 10.31%-10.58%, 2/1/28(2)           14,487,286        4,526,146
Series 194, Cl. IO, 11.43%, 4/1/28(2)                   7,834,341        2,510,050
Series 197, Cl. IO, 11.25%, 4/1/28(2)                  42,472,576       13,342,362
Series 199, Cl. IO, 18.28%, 8/1/28(2)                  44,111,502       14,315,561
Series 202, Cl. IO, 9.85%-12.55%, 4/1/29(2)            35,282,122       11,648,613
Series 203, Cl. IO, 10.08%, 6/15/29(2)                  4,794,298        1,612,083
Series 303, Cl. IO, 14.33%, 11/1/29(2)                 11,733,002        3,849,891
Series 1991, Cl. PJ, 10.89%, 9/15/27(2)                 5,542,653        2,461,284
Series 2178, Cl. PI, 10.01%, 8/15/29(2)                15,800,000        3,673,500
Series 2197, Cl. PL, 12.11%, 6/15/24(2)                 3,000,000          607,500
Series 2201, Cl. I, 18.10%, 9/15/27(2)                  3,181,769          699,989
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 1688, Cl. PO,
8.52%, 3/15/14(3)                                       2,837,965         1,619,414
----------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.-Government
National Mortgage Assn., Gtd. Multiclass Mtg.
Participation Certificates,
Series 28, Cl. PG, 6.875%, 2/25/23                      5,500,000        5,341,875
----------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.50%, 1/1/29-5/1/29                                   54,616,549       51,252,716
7%, 2/1/03(1)                                          18,000,000       17,682,120
7%, 7/1/13-1/1/30                                      79,836,961       77,047,620
7.50%, 4/25/27(1)                                      15,000,000       14,744,550
7.50%, 9/1/29-1/1/30                                   22,109,992       21,740,315
9%, 8/1/19                                                239,122          247,100
9.50%, 11/1/21                                            167,883          177,375
10.50%, 12/1/14                                           774,525          832,494
11%, 11/1/15-7/20/19                                   11,082,532       12,116,270
11.25%, 6/1/14-2/15/16                                  1,585,333        1,715,414
11.50%, 8/15/13-10/25/29                                5,644,665        6,239,357
11.75%, 7/1/11-10/1/14                                    195,325          215,359
12%, 1/1/16-4/15/19                                     5,457,262        6,075,815
12.50%, 8/1/15                                            426,527          487,307
13%, 8/1/10-8/1/26                                      2,813,903        3,215,771
----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Multiclass Mtg. Participation
Certificates,
Trust 1998-19, Cl. PK, 6%, 9/18/26                      4,000,000        3,687,480
----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Collateralized Mtg. Obligations,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1992-34, Cl. G, 8%, 3/25/22                       2,940,000        2,992,361
Trust 1994-27, Cl. PH, 6.50%, 9/25/22                   4,000,000        3,882,480
Trust 1997-63, Cl. PC, 6.50%, 3/18/26                   7,500,000        7,270,275
Trust 1999-64, Cl. KH, 6.50%, 1/25/30                   3,000,000        2,790,000
Trust 2000-5, Cl. A, 6.50%, 9/25/25                     4,959,040        4,787,012
----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
8%, 1/1/23                                                104,616          105,460
12.50%, 12/1/15                                         1,176,478        1,331,443
Trust 1989-6, Cl. K, 7%, 9/18/14                        4,000,000        3,840,000
Trust 1991-169, Cl. PK, 8%, 10/25/21                      530,948          536,587
Trust 1994-56, Cl. H, 6%, 7/25/22                       6,000,000        5,705,580
----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Securities:
Trust 294, Cl. 2, 10.95%, 2/1/28(2)                    10,834,483        3,428,098
Trust 302, Cl. 2, 9.31%-10.09%, 6/1/29(2)              45,794,054       14,875,913
Trust G93-15, Cl. JA, 14.17%, 4/25/23(2)                2,861,329          775,220
----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Principal-Only Stripped Mtg.-Backed Security,
Trust 291, Cl. 1, 2.42%-3.11%, 11/1/27(3)              13,274,908        9,636,755
----------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Stripped Mtg.-Backed
Security, Trust G, Cl. 2, 11.50%, 3/1/09                1,076,763        1,167,944
                                                                    --------------
                                                                       458,568,424
----------------------------------------------------------------------------------
GNMA/Guaranteed--12.2%
Government National Mortgage Assn.:
6.50%, 1/15/24                                          2,994,806        2,848,481
7%, 1/15/28-8/15/28                                     7,907,154        7,667,892
7%, 1/20/301                                           20,000,000       19,295,000
7.50%, 1/15/28-9/15/28                                 23,490,471       23,335,913
8%, 9/15/07-10/15/28                                    8,244,013        8,347,193
8%, 4/15/301                                           30,000,000       30,342,300
8.50%, 8/15/17-9/15/21                                 19,621,469       20,381,623
9.50%, 9/15/17                                             57,337           60,792
10.50%, 1/15/16-7/15/21                                 1,175,355        1,280,206
11%, 7/15/00-10/20/19                                   2,153,919        2,326,376
11.50%, 1/15/13-2/15/13                                    18,904           20,714
11.50%, 3/15/13-5/15/13(4)                                210,331          231,037
13%, 2/15/11-9/15/14                                       28,021           32,026
----------------------------------------------------------------------------------
Government National Mortgage Assn.,
Collateralized Mtg. Obligations:
Series 1999-18, Cl. B, 6.25%, 7/16/26                  17,497,463       16,693,673
Series 2000-10, Cl. AT, 7%, 9/16/24                     7,000,000        6,792,170
----------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed Security,
Series 1999-29, Cl. PI, 10.83%, 7/16/28(2)             17,395,833        4,849,088
                                                                    --------------
                                                                       144,504,484
                                                                    --------------
Total Mortgage-Backed Obligations
(Cost $604,212,895)                                                    603,072,908

==================================================================================
U.S. Government Obligations--44.5%
U.S. Treasury Bonds:
6.25%, 5/15/30                                          5,000,000        5,290,625
8.75%, 11/15/085                                       40,000,000       42,750,000
8.75%, 8/15/20                                          4,000,000        5,176,252
8.875%, 2/15/19                                         7,235,000        9,358,024
11.25%, 2/15/15                                         1,450,000        2,144,641
STRIPS, 5.62%, 11/15/18(6)                             54,650,000       17,792,237
----------------------------------------------------------------------------------
U.S. Treasury Nts.:
5.50%, 5/31/03                                         50,000,000       48,656,250
5.625%, 5/15/01-5/15/08                                68,400,000       66,564,250
5.75%, 4/30/03                                         35,810,000       35,105,009
5.875%, 8/15/09                                        13,510,000       13,341,125
6.125%, 12/31/01                                       75,000,000       74,484,375
6.50%, 5/31/01                                         48,000,000       48,030,000
7%, 7/15/06                                            31,500,000       32,602,500
7.50%, 11/15/01                                        37,000,000       37,566,581
7.50%, 2/15/05(5)                                      34,500,000       36,149,548
7.875%, 11/15/04(5)                                    37,550,000       39,779,531
8.50%, 11/15/20                                         7,800,000        7,902,375
STRIPS, 6.88%, 5/15/09(6)                               6,800,000        3,846,208
                                                                    --------------
Total U.S. Government Obligations
(Cost $536,670,962)                                                    526,539,531

                                                                                        Market Value
                                                 Date        Strike      Contracts       See Note 1
=====================================================================================================
Options Purchased--0.0%

U.S. Treasury Bond Futures, 10 yr., 6/21/00
Put (Cost $72,188)                              4/20/00        95%          420           $19,688

                                                      Principal
                                                       Amount
==================================================================================
Repurchase Agreements--13.8%

Repurchase agreement with Banc One
Capital Markets, Inc., 6.05%, dated
3/31/00, to be repurchased at $163,082,451
on 4/3/00, collateralized by U.S. Treasury Nts.,
6.125%-6.625%, 5/15/07-8/15/07, with a value
of $31,963,774 and U.S. Treasury Bonds,
5.25%-11.875%, 11/15/03-2/15/29, with a
value of $134,406,216 (Cost $163,000,000)            $163,000,000      163,000,000
----------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,303,956,045)           109.3%   1,292,632,127
----------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                        (9.3)    (109,932,656)
                                                     -----------------------------
Net Assets                                                  100.0%  $1,182,699,471
                                                     =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1.  When-issued security to be delivered and settled after March 31, 2000.

2.  Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $88,627,704 or 7.49% of the Fund's net assets as of March 31, 2000.

3.  Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.

4.  Identifies issues considered to be illiquid or restricted — See Note 6 of Notes to Financial Statements.

5.  Securities with an aggregate market value of $3,638,759 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 5 of Notes to Financial Statements.

6.  For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2000
=====================================================================================================
Assets

Investments, at value (including repurchase agreement of $163,000,000)
(cost $1,303,956,045)--see accompanying statement                                     $ 1,292,632,127
-----------------------------------------------------------------------------------------------------
Cash                                                                                           82,826
-----------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $89,940,521 sold on a when-issued basis)                       89,940,521
Interest and principal paydowns                                                            14,783,168
Shares of beneficial interest sold                                                          5,949,033
Other                                                                                          70,968
                                                                                      ---------------
Total assets                                                                            1,403,458,643

=====================================================================================================
Liabilities

Payables and other liabilities:
Investments purchased (including $186,969,865 purchased
on a when-issued basis)                                                                   195,292,575
Shares of beneficial interest redeemed                                                     23,132,687
Dividends                                                                                     960,221
Distribution and service plan fees                                                            751,873
Daily variation on futures contracts                                                          399,094
Transfer and shareholder servicing agent fees                                                  38,794
Trustees' compensation                                                                         18,335
Other                                                                                         165,593
                                                                                      ---------------
Total liabilities                                                                         220,759,172

=====================================================================================================
Net Assets                                                                            $ 1,182,699,471
                                                                                      ===============

=====================================================================================================
Composition of Net Assets

Paid-in capital                                                                       $ 1,245,395,395
-----------------------------------------------------------------------------------------------------
Undistributed net investment income                                                         2,674,818
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                  (52,049,823)
-----------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                (13,320,919)
                                                                                      ---------------
Net assets                                                                            $ 1,182,699,471
                                                                                      ===============

=====================================================================================================
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$650,134,055 and 65,799,608 shares of beneficial interest outstanding)                         $ 9.88
Maximum offering price per share (net asset value plus sales charge of
3.50% of offering price)                                                                       $10.24
-----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
$350,929,971 and 35,524,830 shares of beneficial interest outstanding)                         $ 9.88
-----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $176,912,722 and
17,933,592 shares of beneficial interest outstanding)                                          $ 9.86
-----------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $4,722,723 and 477,976 shares of beneficial interest outstanding)                $ 9.88

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2000
======================================================================================
Investment Income

Interest                                                                  $ 47,370,437

======================================================================================
Expenses

Management fees                                                              2,705,225
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        840,821
Class B                                                                      1,918,318
Class C                                                                        988,712
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        442,042
Class B                                                                        239,231
Class C                                                                        123,312
Class Y                                                                            514
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     56,979
--------------------------------------------------------------------------------------
Trustees' compensation                                                          27,194
--------------------------------------------------------------------------------------
Accounting service fees                                                          6,000
--------------------------------------------------------------------------------------
Other                                                                          198,974
                                                                          ------------
Total expenses                                                               7,547,322
Less expenses paid indirectly                                                  (26,873)
                                                                          ------------
Net expenses                                                                 7,520,449

======================================================================================
Net Investment Income                                                       39,849,988

======================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                (28,974,152)
Closing of futures contracts                                                   342,179
                                                                          ------------
Net realized loss                                                          (28,631,973)

--------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments         6,570,726
                                                                          ------------
Net realized and unrealized loss                                           (22,061,247)

======================================================================================
Net Increase in Net Assets Resulting from Operations                      $ 17,788,741
                                                                          ============

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                          Six Months                  Year
                                                                               Ended                 Ended
                                                                      March 31, 2000              Sept. 30,
                                                                          (Unaudited)                 1999
==========================================================================================================
Operations

Net investment income                                                $    39,849,988       $    72,872,844
----------------------------------------------------------------------------------------------------------
Net realized loss                                                        (28,631,973)           (9,965,241)
----------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                      6,570,726           (33,958,973)
                                                                     -------------------------------------
Net increase in net assets resulting from operations                      17,788,741            28,948,630

==========================================================================================================
Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A                                                                  (21,569,687)          (42,378,009)
Class B                                                                  (10,230,875)          (18,660,011)
Class C                                                                   (5,285,183)           (9,960,199)
Class Y                                                                     (103,490)                 (100)

==========================================================================================================
Beneficial Interest Transactions

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                  (73,755,049)          123,299,873
Class B                                                                  (42,939,506)          134,345,727
Class C                                                                  (30,676,663)           73,497,654
Class Y                                                                    4,687,552                68,029

==========================================================================================================
Net Assets

Total increase (decrease)                                               (162,084,160)          289,161,594
----------------------------------------------------------------------------------------------------------
Beginning of period                                                    1,344,783,631         1,055,622,037
                                                                     -------------------------------------
End of period (including undistributed net investment
income of $2,674,818 and $14,065, respectively)                      $ 1,182,699,471       $ 1,344,783,631
                                                                     =====================================

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                 Six Months                                                                           Year
                                                      Ended                                                                          Ended
                                             March 31, 2000                                                                       Sept. 30,
Class A                                          (Unaudited)         1999          1998             1997             1996             1995(5)
=============================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period               $  10.03      $  10.37      $  10.30         $  10.26         $  10.44         $  10.40
---------------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .33           .63           .67              .73              .75              .79
Net realized and unrealized gain (loss)                (.17)         (.35)          .10              .03             (.19)             .01
                                                   ------------------------------------------------------------------------------------------
Total income from
investment operations                                   .16           .28           .77              .76              .56              .80
---------------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.31)         (.62)         (.68)            (.71)            (.71)            (.76)
Dividends in excess of net investment income             --            --          (.02)              --               --               --
Tax return of capital distribution                       --            --            --             (.01)            (.03)              --
                                                   ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.31)         (.62)         (.70)            (.72)            (.74)            (.76)
---------------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.88      $  10.03      $  10.37         $  10.30         $  10.26         $  10.44
                                                   ==========================================================================================

=============================================================================================================================================
Total Return, at Net Asset Value(1)                    1.60%         2.78%         7.70%            7.62%            5.54%            8.03%

=============================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)           $650,134      $734,407      $634,677         $524,508         $436,889         $346,015
---------------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $707,141      $696,607      $584,171         $443,514         $393,727         $274,313
---------------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  6.52%         6.23%         6.52%            7.13%            7.22%            7.64%
Expenses                                               0.83%         0.84%         0.82%(3)         0.87%(3)         0.87%(3)         0.91%(3)
---------------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                               54%          141%          161%              68%              71%             261%

1.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2.  Annualized for periods of less than one full year.

3.  Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

4.  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $680,742,938 and $852,225,170, respectively.

See accompanying Notes to Financial Statements.

                                                 Six Months                                                                           Year
                                                      Ended                                                                          Ended
                                             March 31, 2000                                                                       Sept. 30,
Class B                                          (Unaudited)         1999          1998             1997             1996             1995
=============================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period               $  10.02      $  10.37      $  10.30         $  10.26         $  10.44         $  10.41
---------------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .29           .56           .60              .66              .67              .71
Net realized and unrealized gain (loss)                (.16)         (.37)          .09              .02             (.19)             .01
                                                   ------------------------------------------------------------------------------------------
Total income from investment
operations                                              .13           .19           .69              .68              .48              .72
---------------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.27)         (.54)         (.60)            (.63)            (.63)            (.69)
Dividends in excess of net investment income             --            --          (.02)              --               --               --
Tax return of capital distribution                       --            --            --             (.01)            (.03)              --
                                                   ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.27)         (.54)         (.62)            (.64)            (.66)            (.69)
---------------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.88      $  10.02      $  10.37         $  10.30         $  10.26         $  10.44
                                                   ==========================================================================================

=============================================================================================================================================
Total Return, at Net Asset Value(1)                    1.31%         1.91%         6.90%            6.82%            4.74%            7.18%

=============================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)           $350,930      $399,692      $277,381         $183,476         $160,572         $121,178
---------------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $382,855      $351,099      $210,362         $171,496         $147,017         $ 72,131
---------------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  5.75%         5.48%         5.76%            6.39%            6.46%            6.80%
Expenses                                               1.60%         1.59%         1.58%(3)         1.62%(3)         1.62%(3)         1.71%(3)
---------------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                               54%          141%          161%              68%              71%             261%

1.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2.  Annualized for periods of less than one full year.

3.  Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

4.  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $680,742,938 and $852,225,170, respectively.

See accompanying Notes to Financial Statements.

                                                 Six Months                                                                           Year
                                                      Ended                                                                          Ended
                                             March 31, 2000                                                                       Sept. 30,
Class C                                          (Unaudited)         1999          1998             1997             1996             1995(5)
=============================================================================================================================================
Per Share Operating Data

Net asset value, beginning of period               $  10.01      $  10.35      $  10.29          $ 10.25          $ 10.43          $ 10.32
---------------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .29           .56           .59(6)           .66              .66              .45
Net realized and unrealized gain (loss)                (.17)         (.36)          .09(6)           .02             (.18)             .10
                                                   ------------------------------------------------------------------------------------------
Total income from investment
operations                                              .12           .20           .68              .68              .48              .55
---------------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                   (.27)         (.54)         (.61)            (.63)            (.63)            (.44)
Dividends in excess of net investment income             --            --          (.01)              --               --               --
Tax return of capital distribution                       --            --            --             (.01)            (.03)              --
                                                   ------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (.27)         (.54)         (.62)            (.64)            (.66)            (.44)
---------------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $   9.86      $  10.01      $  10.35          $ 10.29          $ 10.25          $ 10.43
                                                   ==========================================================================================

=============================================================================================================================================
Total Return, at Net Asset Value(1)                    1.21%         2.01%         6.81%            6.83%            4.71%            5.47%

=============================================================================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)           $176,913      $210,616      $143,563          $73,559          $45,356          $14,569
---------------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                  $197,283      $187,226      $100,604          $57,506          $32,349          $ 6,112
---------------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                  5.75%         5.47%         5.73%            6.35%            6.34%            6.51%
Expenses                                               1.60%         1.59%         1.57%(3)         1.62%(3)         1.64%(3)         1.80%(3)
---------------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                               54%          141%          161%              68%              71%             261%

1.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2.  Annualized for periods of less than one full year.

3.  Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

4.  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000, were $680,742,938 and $852,225,170, respectively.

5.  For the period from February 1, 1995 (inception of offering) to September 30, 1995.

6.  Per share amounts calculated on the average shares outstanding during the period.

See accompanying Notes to Financial Statements.

                                               Six Months                       Year
                                                    Ended                      Ended
                                           March 31, 2000                   Sept. 30,
Class Y                                        (Unaudited)          1999        1998(5)
=======================================================================================
Per Share Operating Data

Net asset value, beginning of period               $10.03         $10.37      $10.33
---------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                 .34            .66         .47
Net realized and unrealized gain (loss)              (.16)          (.34)        .06
                                                   ---------------------------------
Total income from investment
operations                                            .18            .32         .53
---------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                 (.33)          (.66)       (.47)
Dividends in excess of net investment income           --             --        (.02)
Tax return of capital distribution                     --             --          --
                                                   ---------------------------------
Total dividends and/or distributions
to shareholders                                      (.33)          (.66)       (.49)
---------------------------------------------------------------------------------------
Net asset value, end of period                     $ 9.88         $10.03      $10.37
                                                   =================================

=======================================================================================
Total Return, at Net Asset Value(1)                  1.79%          3.15%       5.30%

=======================================================================================
Ratios/Supplemental Data

Net assets, end of period (in thousands)           $4,723         $   69      $    1
---------------------------------------------------------------------------------------
Average net assets (in thousands)                  $3,193         $    2      $    1
---------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                6.91%          6.75%       6.82%
Expenses                                             0.50%          0.60%       0.43%(3)
---------------------------------------------------------------------------------------
Portfolio turnover rate(4)                             54%           141%        161%

1.  Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

2.  Annualized for periods of less than one full year.

3.  Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

4.  The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended March 31, 2000 were $680,742,938 and $852,225,170, respectively.

5.  For the period from January 26, 1998 (inception of offering) to September 30, 1998.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS Unaudited

1. Significant Accounting Policies

Oppenheimer Limited-Term Government Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current return and safety of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

Securities Valuation.  Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.

Securities Purchased on a When-Issued Basis.  Delivery and payment for securities that have been purchased by the Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. Normally the settlement date occurs within six months after the transaction date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2000, the Fund had entered into net outstanding when-issued or forward commitments of $97,029,344.

In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

Repurchase Agreements.  The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

Allocation of Income, Expenses, Gains and Losses.  Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes.  The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. As of September 30, 1999, the Fund had available for federal tax purposes an unused capital loss carryover of approximately $10,941,000, which expires in 2007.

Dividends and Distributions to Shareholders.  Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Distributions to Shareholders.  Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Expense Offset Arrangements.  Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

Other.  Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements.

Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Six Months Ended March 31, 2000         Year Ended September 30, 1999
                                    Shares             Amount             Shares             Amount
----------------------------------------------------------------------------------------------------
Class A
Sold                             39,874,798     $ 395,746,955          66,430,608     $ 677,416,403
Dividends and/or
distributions reinvested          1,696,016        16,825,540           3,286,062        33,484,949
Redeemed                        (49,027,620)     (486,327,544)        (57,682,659)     (587,601,479)
                                -------------------------------------------------------------------
Net increase (decrease)          (7,456,806)    $ (73,755,049)         12,034,011     $ 123,299,873
                                ===================================================================
----------------------------------------------------------------------------------------------------
Class B
Sold                              6,286,665     $  62,462,763          24,393,651     $ 249,346,429
Dividends and/or
distributions reinvested            760,541         7,544,806           1,338,996        13,629,075
Redeemed                        (11,396,845)     (112,947,075)        (12,618,209)     (128,629,777)
                                -------------------------------------------------------------------
Net increase (decrease)          (4,349,639)    $ (42,939,506)         13,114,438     $ 134,345,727
                                ===================================================================
----------------------------------------------------------------------------------------------------
Class C
Sold                              3,844,734     $  38,128,638          15,315,668     $ 156,476,570
Dividends and/or
distributions reinvested            392,385         3,887,346             740,879         7,532,576
Redeemed                         (7,343,327)      (72,692,647)         (8,885,658)      (90,511,492)
                                -------------------------------------------------------------------
Net increase (decrease)          (3,106,208)    $ (30,676,663)          7,170,889     $  73,497,654
                                ===================================================================
----------------------------------------------------------------------------------------------------
Class Y
Sold                                727,096     $   7,212,197               6,771     $      67,993
Dividends and/or
distributions reinvested                 (3)              (36)                  3                36
Redeemed                           (255,988)       (2,524,609)                 --                --
                                -------------------------------------------------------------------
Net increase                        471,105     $   4,687,552               6,774     $      68,029
                                ===================================================================

3. Unrealized Gains and Losses on Securities

As of March 31, 2000, net unrealized depreciation on securities of $11,370,657 was composed of gross appreciation of $13,542,060, and gross depreciation of $24,912,717.

4. Fees and Other Transactions with Affiliates

Management Fees.  Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $100 million of average annual net assets of the Fund, 0.45% of the next $150 million, 0.425% of the next $250 million and 0.40% of average annual net assets in excess of $500 million. The Fund's management fee for the six months ended March 31, 2000 was 0.42% of average annual net assets for each class of shares, annualized for periods of less than one full year.

Accounting Fees.  The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

Transfer Agent Fees.  OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.

Distribution and Service Plan Fees.  Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                           Aggregate             Class A         Commissions         Commissions           Commissions
                           Front-End           Front-End          on Class A          on Class B            on Class C
                       Sales Charges       Sales Charges              Shares              Shares                Shares
                          on Class A         Retained by         Advanced by         Advanced by           Advanced by
Six Months Ended              Shares         Distributor         Distributor(1)      Distributor(1)        Distributor(1)
-------------------------------------------------------------------------------------------------------------------------
March 31, 2000            $  931,944          $  281,352          $  192,375          $1,178,637            $  289,216

1.  The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                      Class A                   Class B                  Class C
                          Contingent Deferred       Contingent Deferred      Contingent Deferred
                                Sales Charges             Sales Charges            Sales Charges
Six Months Ended      Retained by Distributor   Retained by Distributor  Retained by Distributor
------------------------------------------------------------------------------------------------
March 31, 2000                       $117,803                  $721,742                  $90,524

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

Class A Service Plan Fees.  Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended March 31, 2000, payments under the Class A plan totaled $840,821, all of which was paid by the Distributor to recipients. That included $60,340 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Class B and Class C Distribution and Service Plan Fees.  Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended March 31, 2000, were as follows:

                                                     Distributor's    Distributor's
                                                         Aggregate     Unreimbursed
                                                      Unreimbursed    Expenses as %
                Total Payments    Amount Retained         Expenses    of Net Assets
                    Under Plan     by Distributor       Under Plan         of Class
------------------------------------------------------------------------------------
Class B Plan        $1,918,318         $1,613,668       $7,699,927             2.19%
Class C Plan           988,712            434,072        3,544,652             2.00

5. Futures Contracts

The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of March 31, 2000, the Fund had outstanding futures contracts as follows:

                                     Expiration       Number of     Valuation as of         Unrealized
Contract Description                       Date       Contracts      March 31, 2000       Depreciation
------------------------------------------------------------------------------------------------------
Contracts to Sell
U.S. Long Bonds                         6/21/00             208         $20,319,000         $  138,125
U.S. Treasury Bonds, 10 yr              6/21/00             599          58,748,797            849,249
U.S. Treasury Nts., 5 yr                6/21/00           1,000          98,500,000            962,888
                                                                                            ----------
                                                                                            $1,950,262
                                                                                            ==========

6. Illiquid Securities

As of March 31, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 5% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March 31, 2000, was $231,037, which represents 0.02% of the Fund's net assets.

7. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.

The Fund had no borrowings outstanding during the six months ended March 31, 2000.

OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Officers and Trustees

James C. Swain, Trustee and Chairman of the Board
Bridget A. Macaskill, Trustee and President
William H. Armstrong, Trustee
Robert G. Avis, Trustee
William A. Baker, Trustee
George C. Bowen, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Raymond J. Kalinowski, Trustee
C. Howard Kast, Trustee
Robert M. Kirchner, Trustee
Ned M. Steel, Trustee
John S. Kowalik, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor

OppenheimerFunds, Inc.

Distributor

OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent

OppenheimerFunds Services

Custodian of Portfolio Securities

Citibank, N.A.

Independent Auditors

Deloitte & Touche LLP

Legal Counsel

Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

This is a copy of a report to shareholders of Oppenheimer Limited-Term Government Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Limited-Term Government Fund. For more complete information concerning the Fund, see the Prospectus.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

INFORMATION AND SERVICES

As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates, or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website — we're here to help.

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General Information

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Transfer and Shareholder Servicing Agent

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P.O. Box 5270, Denver, CO 80217-5270

Ticker Symbols

Class A: OPGVX    Class B: OGSBX    Class C: OLTCX

[LOGO]	OppenheimerFunds® Distributor, Inc.

RS0855.001.0300 May 30, 2000